Average Annual Total Returns - I Shares - SmartRetirement Blend 2025 Fund	Class I Life of Fund	Class I 1 Year	Class I 5 Years	Class I Inception Date	Class I Return After Taxes on Distributions Life of Fund	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Life of Fund	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years	S&P TARGET DATE 2025 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund	S&P TARGET DATE 2025 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	S&P TARGET DATE 2025 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years	JPM SMARTRETIREMENT BLEND 2025 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund	JPM SMARTRETIREMENT BLEND 2025 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	JPM SMARTRETIREMENT BLEND 2025 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years
Total	8.26%	11.04%	8.73%	Jul. 02, 2012	7.15%	9.87%	7.51%	6.13%	6.91%	6.37%	8.65%	11.22%	9.08%	8.80%	11.14%	9.25%